UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05227

Name of Fund:   BlackRock Apex Municipal Fund, Inc. (APX)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
     BlackRock Apex Municipal Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 06/30/2009

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)

                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
State                   Municipal Bonds                                                                      (000)        Value
------------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.5%          Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                        Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875%,
                        8/01/36                                                                           $    1,255  $     887,360
------------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.1%           Alaska Industrial Development and Expert Authority Revenue Bonds (Williams
                        Lynxs Alaska Cargoport), AMT, 8%, 5/01/23                                              2,000      1,853,520
------------------------------------------------------------------------------------------------------------------------------------
Arizona - 4.2%          Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                        Project 1), Series A, 6.625%, 7/01/20                                                  1,100        948,750
                        Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments
                        Project), Series A, 5.875%, 11/01/08                                                      15         15,007
                        Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments
                        Project), Series A, 6%, 11/01/10                                                          20         19,945
                        Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments
                        Project), Series A, 6.75%, 5/01/31                                                     1,020        905,505
                        Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                        Airlines Inc. Project), AMT, 6.30%, 4/01/23                                            2,950      2,203,680
                        Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                        Project), Series E, 7.25%, 7/01/31                                                       970        959,728
                        Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%,
                        12/01/32                                                                               1,950      1,401,017
                        Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%,
                        12/01/37                                                                                 230        160,627
                        Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional
                        Medical Center), Series A, 6%, 8/01/33                                                   500        460,700
                                                                                                                      --------------
                                                                                                                          7,074,959
------------------------------------------------------------------------------------------------------------------------------------
California - 2.7%       Fontana, California, Special Tax, Refunding (Community Facilities District
                        Number 22 - Sierra), 6%, 9/01/34                                                       1,000        928,250
                        San Jose, California, Airport Revenue Refunding Bonds, AMT, Series A, 5.50%,
                        3/01/32 (a)                                                                            2,970      2,664,239
                        Southern California Public Power Authority, Natural Gas Project Number 1
                        Revenue Bonds, Series A, 5%, 11/01/29                                                  1,435      1,029,340
                                                                                                                      --------------
                                                                                                                          4,621,829
------------------------------------------------------------------------------------------------------------------------------------
Colorado - 4.1%         Colorado Health Facilities Authority, Revenue Refunding Bonds (Christian Living
                        Communities Project), Series A, 5.75%, 1/01/26                                           450        383,499
                        Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement
                        Fee), Series A, 7.30%, 9/01/22                                                         2,800      2,727,872
                        North Range Metropolitan District Number 1, Colorado, GO, 7.25%, 12/15/11 (b)          1,235      1,367,145

--------------------------------------------------------------------------------
Portfolio Abbreviations
--------------------------------------------------------------------------------

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT   Alternative Minimum Tax (subject to)
EDA   Economic Development Authority
GO    General Obligation Bonds
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDR   Industrial Development Revenue Bonds
M/F   Multi-Family
PCR   Pollution Control Revenue Bonds

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)

                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
State                   Municipal Bonds                                                                      (000)        Value
------------------------------------------------------------------------------------------------------------------------------------
                        Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                        (Public Improvement Fees), 8%, 12/01/25                                           $    2,000  $   2,025,320
                        Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                        (Public Improvement Fees), 8.125%, 12/01/25                                              500        483,130
                                                                                                                      --------------
                                                                                                                          6,986,966
------------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.9%      Connecticut State Development Authority, Airport Facility Revenue Bonds
                        (Learjet Inc. Project), AMT, 7.95%, 4/01/26                                              490        506,758
                        Connecticut State, HFA, Housing Mortgage Finance Program Revenue Bonds, AMT,
                        Sub-Series A-2, 5.15%, 5/15/38                                                           640        534,509
                        Mashantucket Western Pequot Tribe, Connecticut, Revenue Refunding Bonds,
                        Sub-Series A, 5.50%, 9/01/36                                                             615        470,217
                                                                                                                      --------------
                                                                                                                          1,511,484
------------------------------------------------------------------------------------------------------------------------------------
Florida - 12.1%         Capital Projects Finance Authority, Florida, Continuing Care Retirement Revenue
                        Bonds (Glenridge on Palmer Ranch), Series A, 8%, 6/01/12 (b)                             800        938,200
                        Capital Region Community Development District, Florida, Special Assessment
                        Revenue Bonds, Series A, 7%, 5/01/39                                                     470        441,917
                        Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds,
                        Series A, 5%, 6/01/38                                                                    840        646,405
                        Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                        (Adventist Health System), Series C, 5.25%, 11/15/36                                     850        730,048
                        Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                        Gypsum Company), AMT, Series A, 7.125%, 4/01/30                                        2,500      2,232,775
                        Jacksonville, Florida, Economic Development Commission, Health Care Facilities,
                        Revenue Refunding Bonds (Florida Proton Therapy Institute), Series A, 6%,
                        9/01/17                                                                                  915        867,749
                        Jacksonville, Florida, Economic Development Commission, IDR (Gerdau Ameristeel
                        US, Inc.), AMT, 5.30%, 5/01/37                                                           900        657,414
                        Lakewood Ranch, Florida, Community Development District Number 5, Special
                        Assessment Revenue Refunding Bonds, Series A, 6.70%, 5/01/11 (b)                         735        794,506
                        Lee County, Florida, IDA, IDR (Lee Charter Foundation), Series A, 5.375%,
                        6/15/37                                                                                1,810      1,328,974
                        Midtown Miami, Florida, Community Development District, Special Assessment
                        Revenue Bonds, Series A, 6%, 5/01/24                                                   1,485      1,300,682
                        Midtown Miami, Florida, Community Development District, Special Assessment
                        Revenue Bonds, Series A, 6.25%, 5/01/37                                                1,350      1,152,306
                        Orlando, Florida, Urban Community Development District, Capital Improvement
                        Special Assessment Bonds, Series A, 6.95%, 5/01/11 (b)                                 1,505      1,636,131
                        Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25%, 7/01/28                2,140      1,734,812
                        Sarasota County, Florida, Health Facilities Authority, Retirement Facility
                        Revenue Refunding Bonds (Village on the Isle Project), 5.50%, 1/01/27                    590        487,889
                        Sarasota County, Florida, Health Facilities Authority, Retirement Facility
                        Revenue Refunding Bonds (Village on the Isle Project), 5.50%, 1/01/32                    550        436,827
                        Sumter Landing Community Development District, Florida, Recreational Revenue
                        Bonds, Sub-Series B, 5.70%, 10/01/38                                                   1,645      1,277,622

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)

                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
State                   Municipal Bonds                                                                      (000)        Value
------------------------------------------------------------------------------------------------------------------------------------
                        Tampa Palms, Florida, Open Space and Transportation Community Development
                        District Revenue Bonds, Capital Improvement (Richmond Place Project), 7.50%,
                        5/01/18                                                                           $    2,235  $   2,236,274
                        Tolomato Community Development District, Florida, Special Assessment Bonds,
                        6.65%, 5/01/40                                                                         1,850      1,691,677
                                                                                                                      --------------
                                                                                                                         20,592,208
------------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.4%          Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90%,
                        12/01/11 (b)                                                                           2,000      2,307,200
                        Atlanta, Georgia, Tax Allocation Bonds (Princeton Lakes Project), 5.50%, 1/01/31         495        404,633
                        Clayton County, Georgia, Tax Allocation Bonds (Ellenwood Project), 7.50%,
                        7/01/33                                                                                1,640      1,440,953
                        Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A,
                        6.375%, 7/15/38 (c)(d)                                                                   650         84,500
                        Rockdale County, Georgia, Development Authority Revenue Bonds (Visy Paper
                        Project), AMT, Series A, 6.125%, 1/01/34                                               1,680      1,464,674
                                                                                                                      --------------
                                                                                                                          5,701,960
------------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.9%            Idaho Health Facilities Authority, Revenue Refunding Bonds (Valley Vista Care
                        Corporation), Series A, 7.75%, 11/15/16                                                1,470      1,579,309
------------------------------------------------------------------------------------------------------------------------------------
Illinois - 4.7%         Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
                        Refunding Bonds (American Airlines Inc. Project), 5.50%, 12/01/30                      2,860      1,458,085
                        Illinois State Finance Authority Revenue Bonds (Clare At Water Tower Project),
                        Series A, 6.125%, 5/15/38                                                              2,050      1,641,414
                        Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
                        Project), Series A, 6%, 5/15/37                                                          430        347,186
                        Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc. Project),
                        Series A, 7%, 12/01/37                                                                   575        519,242
                        Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers
                        Program), 6.60%, 7/01/24                                                                 490        430,044
                        Lincolnshire, Illinois, Special Service Area Number 1, Special Tax Bonds
                        (Sedgebrook Project), 6.25%, 3/01/34                                                     755        664,687
                        Lombard, Illinois, Public Facilities Corporation, First Tier Revenue Bonds
                        (Conference Center and Hotel), Series A-1, 7.125%, 1/01/36                             2,400      2,290,392
                        Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                        Increment Financing (TIF) Redevelopment Project), 6%, 1/01/25                            760        649,390
                                                                                                                      --------------
                                                                                                                          8,000,440
------------------------------------------------------------------------------------------------------------------------------------
Indiana - 1.8%          Indiana Health and Educational Facilities Financing Authority, Hospital Revenue
                        Bonds (Community Foundation of Northwest Indiana), 5.50%, 3/01/37                      1,985      1,628,057
                        Vanderburgh County, Indiana, Redevelopment Commission, Redevelopment District
                        Tax Allocation Bonds, 5.25%, 2/01/31                                                     820        708,660
                        Vigo County, Indiana, Hospital Authority Revenue Bonds (Union Hospital, Inc.),
                        5.70%, 9/01/37                                                                           440        347,785
                        Vigo County, Indiana, Hospital Authority Revenue Bonds (Union Hospital, Inc.),
                        5.75%, 9/01/42                                                                           545        423,400
                                                                                                                      --------------
                                                                                                                          3,107,902
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)

                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
State                   Municipal Bonds                                                                      (000)        Value
------------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.8%             Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Care
                        Initiatives Project), 9.25%, 7/01/11 (b)                                          $    2,580  $   3,035,060
------------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.4%           Wyandotte County, Kansas, Kansas City Unified Government Revenue Refunding
                        Bonds (General Motors Corporation Project), 6%, 6/01/25                                1,230        663,278
------------------------------------------------------------------------------------------------------------------------------------
Louisiana - 2.6%        Louisiana Local Government Environmental Facilities and Community Development
                        Authority Revenue Bonds (Westlake Chemical Corporation), 6.75%, 11/01/32               2,000      1,750,040
                        Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                        Missionaries of Our Lady Health System, Inc.), Series A, 5.25%, 8/15/36                1,300      1,089,023
                        Saint John Baptist Parish, Louisiana, Revenue Bonds (Marathon Oil Corporation),
                        Series A, 5.125%, 6/01/37                                                              2,050      1,577,065
                                                                                                                      --------------
                                                                                                                          4,416,128
------------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.2%         Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B,
                        5.875%, 9/01/39                                                                          385        313,232
                        Maryland State Energy Financing Administration, Limited Obligation Revenue
                        Bonds (Cogeneration-AES Warrior Run), AMT, 7.40%, 9/01/19                              1,500      1,399,650
                        Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                        (Washington Christian Academy), 5.50%, 7/01/38                                           410        305,552
                                                                                                                      --------------
                                                                                                                          2,018,434
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.2%    Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds
                        (Overlook Communities Inc.), Series A, 6.25%, 7/01/34                                  1,845      1,568,656
                        Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                        (Eastern Nazarene College), 5.625%, 4/01/19                                            1,245      1,140,818
                        Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                        (Jordan Hospital), Series E, 6.75%, 10/01/33                                             850        784,303
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Bay Cove Human Services Issue), Series A, 5.90%, 4/01/28              1,030        886,408
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Milton Hospital), Series, 5.50%, 7/01/16                                500        481,930
                        Massachusetts State Industrial Finance Agency Revenue Bonds, Sewer Facility
                        (Resource Control Composting), AMT, 9.25%, 6/01/10                                       500        503,135
                                                                                                                      --------------
                                                                                                                          5,365,250
------------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.6%         Advanced Technology Academy, Michigan, Revenue Bonds, 6%, 11/01/37                       625        550,531
                        Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                        (Mount Clemens General Hospital), Series B, 5.875%, 11/15/13 (b)                       1,150      1,262,642
                        Monroe County, Michigan, Hospital Financing Authority, Hospital Revenue
                        Refunding Bonds (Mercy Memorial Hospital Corporation), 5.50%, 6/01/35                  1,260        892,584
                                                                                                                      --------------
                                                                                                                          2,705,757
------------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.5%         Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds
                        (Bishop Spencer Place), Series A, 6.50%, 1/01/35                                       1,000        878,600
------------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.6%           Clark County, Nevada, IDR (Nevada Power Company Project), AMT, Series A, 5.60%,
                        10/01/30                                                                                 955        720,290
                        Clark County, Nevada, Improvement District Number 142, Special Assessment
                        Bonds, 6.375%, 8/01/23                                                                   410        370,603
                                                                                                                      --------------
                                                                                                                          1,090,893
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)

                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
State                   Municipal Bonds                                                                      (000)        Value
------------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.4%    New Hampshire Health and Education Facilities Authority, Hospital Revenue
                        Bonds (Catholic Medical Center), 5%, 7/01/36                                      $      835  $     667,666
------------------------------------------------------------------------------------------------------------------------------------
New Jersey - 9.7%       Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                        Resource Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50%, 12/01/10             6,000      6,012,540
                        New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24                            2,170      1,888,660
                        New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7%, 10/01/14           1,500      1,503,150
                        New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                        Facility), Series A, 7.25%, 11/15/11 (b)                                                 530        597,109
                        New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                        Project), AMT, 6.625%, 9/15/12                                                         3,050      2,837,842
                        New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                        Project), AMT, 6.25%, 9/15/29                                                          1,000        758,610
                        New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack
                        Valley Hospital Association), 6.625%, 7/01/36 (c)(d)                                   1,870         62,271
                        New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                        (Saint Joseph's Healthcare System), 6.625%, 7/01/38                                    1,680      1,513,529
                        New Jersey State Transportation Trust Fund Authority, Transportation System
                        Revenue Bonds, Series C, 5.05%, 12/15/35 (a)(e)                                        2,760        545,845
                        Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                        Refunding Bonds, Series 1A, 5%, 6/01/41                                                1,070        674,314
                                                                                                                      --------------
                                                                                                                         16,393,870
------------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.9%       Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San
                        Juan Project), Series A, 6.95%, 10/01/20                                               5,000      5,008,550
------------------------------------------------------------------------------------------------------------------------------------
New York - 3.3%         Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis
                        Hospital), Series B, 7.50%, 3/01/29                                                    1,000      1,042,450
                        New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C,
                        6.80%, 6/01/28                                                                           350        351,001
                        New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                        Facility Pooled Program), Series C-1, 6.50%, 7/01/24                                     830        744,386
                        New York City, New York, City IDA, Special Facility Revenue Bonds (British
                        Airways Plc Project), AMT, 7.625%, 12/01/32                                            1,730      1,451,262
                        New York Liberty Development Corporation Revenue Bonds (National Sports Museum
                        Project), Series A, 6.125%, 2/15/19 (c)(d)                                               630        219,637
                        New York State Dormitory Authority, Non-State Supported Debt, Revenue
                        Refunding Bonds (New York University Hospital Center), Series A, 5%, 7/01/20           2,040      1,789,488
                                                                                                                      --------------
                                                                                                                          5,598,224
------------------------------------------------------------------------------------------------------------------------------------
North Carolina - 1.7%   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                        Revenue Refunding Bonds (Deerfield Episcopal Project), Series A, 6.125%,
                        11/01/38                                                                               3,230      2,919,726
------------------------------------------------------------------------------------------------------------------------------------
Ohio - 1.3%             Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
                        Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47                                         2,685      2,178,851
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)

                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
State                   Municipal Bonds                                                                      (000)        Value
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 7.9%     Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's
                        Choice Inc.), Series A, 6.125%, 1/01/25                                           $    1,160  $     976,917
                        Chester County, Pennsylvania, Health and Education Facilities Authority,
                        Senior Living Revenue Refunding Bonds (Jenners Pond Inc. Project), 7.625%,
                        7/01/12 (b)                                                                            1,750      2,030,717
                        Harrisburg, Pennsylvania, Authority, University Revenue Bonds (Harrisburg
                        University of Science), Series B, 6%, 9/01/36                                            600        515,106
                        Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Brethren
                        Village Project), Series A, 6.25%, 7/01/26                                               475        432,768
                        Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Brethren
                        Village Project), Series A, 6.50%, 7/01/40                                               410        374,773
                        Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing
                        Care Project), 6.25%, 2/01/35                                                          1,700      1,416,814
                        Pennsylvania Economic Development Financing Authority, Exempt Facilities
                        Revenue Bonds (Reliant Energy), AMT, Series B, 6.75%, 12/01/36                         1,940      1,698,936
                        Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT, Series A,
                        7.50%, 1/01/25                                                                         1,600      1,552,352
                        Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%,
                        12/01/17                                                                               4,460      4,461,293
                                                                                                                      --------------
                                                                                                                         13,459,676
------------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.0%     Central Falls, Rhode Island, Detention Facility Corporation, Revenue Refunding
                        Bonds, 7.25%, 7/15/35                                                                  1,750      1,664,740
------------------------------------------------------------------------------------------------------------------------------------
South Carolina - 3.7%   Connector 2000 Association, Inc., South Carolina, Toll Road and Capital
                        Appreciation Revenue Bonds, Senior-Series B, 6.50%, 1/01/09 (e)                        1,100      1,068,144
                        Connector 2000 Association, Inc., South Carolina, Toll Road and Capital
                        Appreciation Revenue Bonds, Senior-Series B, 7.969%, 1/01/14 (e)                       1,075        585,746
                        South Carolina Housing Finance and Development Authority, Mortgage Revenue
                        Refunding Bonds, AMT, Series A-2, 5.15%, 7/01/37 (a)                                   5,690      4,695,502
                                                                                                                      --------------
                                                                                                                          6,349,392
------------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.5%        Knox County, Tennessee, Health, Educational and Housing Facilities Board,
                        Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A,
                        5.03%, 1/01/37 (e)                                                                     5,000        696,450
                        Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                        Revenue Bonds (Germantown Village), 6.25%, 12/01/34                                      245        184,399
                        Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                        Revenue Bonds (Germantown Village), Series A, 7.25%, 12/01/34                          1,800      1,684,062
                                                                                                                      --------------
                                                                                                                          2,564,911
------------------------------------------------------------------------------------------------------------------------------------
Texas - 5.0%            Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC
                        Project), AMT, Series A, 7.70%, 4/01/33                                                2,530      2,268,271
                        Danbury, Texas, Higher Education Authority Revenue Bonds (A.W.
                        Brown-Fellowship Charter School), Series A, 5.125%, 8/15/36                            1,000        764,470
                        Houston, Texas, Health Facilities Development Corporation, Retirement
                        Facility Revenue Bonds (Buckingham Senior Living Community), Series A,
                        7.125%, 2/15/14 (b)                                                                    1,000      1,177,090

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)

                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                                                              Par
State                   Municipal Bonds                                                                      (000)        Value
------------------------------------------------------------------------------------------------------------------------------------
                        North Texas Tollway Authority, System Revenue Refunding Bonds, Second Tier,
                        Series F, 6.125%, 1/01/31                                                         $    2,540  $   2,437,079
                        Texas State Public Financing Authority, Charter School Financing Corporation,
                        Revenue Refunding Bonds (KIPP, Inc.), Series A, 5%, 2/15/28 (f)                        2,250      1,748,655
                                                                                                                      --------------
                                                                                                                          8,395,565
------------------------------------------------------------------------------------------------------------------------------------
Utah - 1.3%             Carbon County, Utah, Solid Waste Disposal, Revenue Refunding Bonds (Laidlaw
                        Environmental), AMT, Series A, 7.45%, 7/01/17                                          2,240      2,243,181
------------------------------------------------------------------------------------------------------------------------------------
Virginia - 1.8%         Dulles Town Center, Virginia, Community Development Authority, Special
                        Assessment Tax (Dulles Town Center Project), 6.25%, 3/01/26                            2,430      2,243,425
                        Tobacco Settlement Financing Corporation of Virginia, Revenue Refunding Bonds,
                        Senior Series B-1, 5%, 6/01/47                                                         1,250        794,650
                                                                                                                      --------------
                                                                                                                          3,038,075
------------------------------------------------------------------------------------------------------------------------------------
Washington - 0.6%       Washington State Housing Financing Commission, Nonprofit Revenue Bonds
                        (Skyline at First Hill Project), Series A, 5.625%, 1/01/38                             1,200        954,108
------------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.6%    Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community Hospital
                        Association Inc. Project), 6.20%, 5/01/13                                                965        954,732
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%        Wisconsin State Health and Educational Facilities Authority Revenue Bonds (New
                        Castle Place Project), Series A, 7%, 12/01/31                                          1,320      1,246,410
------------------------------------------------------------------------------------------------------------------------------------
Wyoming - 1.1%          Wyoming Municipal Power Agency, Power Supply Revenue Bonds, Series A, 5.375%,
                        1/01/42                                                                                2,090      1,845,533
------------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin             Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
Islands - 1.2%          (Hovensa Coker Project), AMT, 6.50%, 7/01/21                                           2,100      1,991,766
------------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds - 94.0%                                                                   159,566,313
------------------------------------------------------------------------------------------------------------------------------------
                        Municipal Bonds Transferred to Tender Option Bond Trusts (g)
------------------------------------------------------------------------------------------------------------------------------------
Florida - 3.1%          Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                        International Airport), AMT, Series A, 5.25%, 10/01/33 (h)                             6,130      5,249,732
------------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.4%         Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series
                        H-1, 5.375%, 7/01/36 (i)                                                               6,010      5,779,216
------------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds Transferred to Tender Option Bond Trusts - 6.5%                            11,028,948
------------------------------------------------------------------------------------------------------------------------------------
                        Total Long-Term Investments (Cost - $188,409,569) - 100.5%                                      170,595,261
------------------------------------------------------------------------------------------------------------------------------------

                        Short-Term Securities                                                               Shares
------------------------------------------------------------------------------------------------------------------------------------
                        Merrill Lynch Institutional Tax-Exempt Fund, 5.29% (j)(k)                          2,900,000      2,900,000
------------------------------------------------------------------------------------------------------------------------------------
                        Total Short-Term Securities
                        (Cost - $2,900,000) - 1.7%                                                                        2,900,000
------------------------------------------------------------------------------------------------------------------------------------
                        Total Investments (Cost - $191,309,569*) - 102.2%                                               173,495,261
                        Other Assets Less Liabilities - 1.4%                                                              2,400,176
                        Liability for Trust Certificates, Including Interest
                        Expense and Fees Payable - (3.6)%                                                                (6,109,650)
                                                                                                                      --------------
                        Net Assets - 100.0%                                                                           $ 169,785,787
                                                                                                                      ==============

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

        * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

            Aggregate cost                     $ 185,232,104
                                               =============
            Gross unrealized appreciation      $   3,042,972
            Gross unrealized depreciation        (20,849,815)
                                               -------------
            Net unrealized depreciation        $ (17,806,843)
                                               =============

      (a)   AMBAC Insured.

      (b) U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

      (c)   Non-income producing security.

      (d)   Issuer filed for bankruptcy or is in default of interest payments.

      (e) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

      (f)   ACA Insured.

      (g) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

      (h)   Assured Guaranty Insured.

      (i)   MBIA Insured.

      (j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

            --------------------------------------------------------------------
            Affiliate                                     Net Activity   Income
            --------------------------------------------------------------------
            Merrill Lynch Institutional Tax-Exempt Fund    (1,605,074)  $ 14,085
            --------------------------------------------------------------------

      (k)   Represents the current yield as of report date.

BlackRock Apex Municipal Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

o Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

            -----------------------------------------
            Valuation                 Investments in
             Inputs                     Securities
            -----------------------------------------
            Level 1                   $    2,900,000
            Level 2                      170,595,261
            Level 3                               --
            -----------------------------------------
            TOTAL                     $  173,495,261
                                      ===============

Item 2 -  Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

          Certifications - Attached hereto

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          BlackRock Apex Municipal Fund, Inc.

          By:    /s/ Donald C. Burke
                 --------------------------------
                 Donald C. Burke
                 Chief Executive Officer of
                 BlackRock Apex Municipal Fund, Inc.

          Date: November 24, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By:    /s/ Donald C. Burke
                 --------------------------------
                 Donald C. Burke
                 Chief Executive Officer (principal executive officer) of BlackRock Apex Municipal Fund, Inc.

          Date: November 24, 2008

          By:    /s/ Neal J. Andrews
                 --------------------------------
                 Neal J. Andrews
                 Chief Financial Officer (principal financial officer) of BlackRock Apex Municipal Fund, Inc.

          Date: November 24, 2008